Cash and Cash Equivalents, Investments and Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
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Cash and Cash Equivalents, Investments and Fair Value Measurements

Note 2 – Cash and Cash Equivalents, Investments and Fair Value Measurements

Cash and cash equivalents include cash and money market securities for which quoted active prices are available. The Company considers all highly liquid investments with a maturity of 90 or fewer days at the date of purchase to be cash equivalents. The Company had no investments in money market funds as of September 29, 2013. The Company had $2.0 million of investments in money market funds as of December 30, 2012. The investments in money market funds were included in cash and cash equivalents based on their original maturity.

As of September 29, 2013 and December 30, 2012, the Company’s short-term investments consisted solely of certificates of deposit. The following is a summary of the Company’s short-term investments (in thousands):

	September 29, 2013
	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$3,506	$—	$3,506

	December 30, 2012
	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$2,785	$—	$2,785

Fair Value Measurements

Fair value is an exit price which represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets, mainly comprised of marketable securities, at fair value.

The Company’s cash and investment instruments at September 29, 2013 and December 30, 2012 are classified within Levels 1 and 2 of the fair value hierarchy, respectively. The types of Level 1 instruments, valued based on quoted market prices in active markets, include money market securities. Level 2 types of instruments consist of short-term certificates of deposit. The investments are not traded on an open market, but reside within a bank. The certificates of deposit are highly liquid and have maturities of less than one year. Due to their short-term maturities, the Company has determined that the fair value of these instruments is their face value. Level 3 types of instruments are valued based on unobservable inputs in which there is little or no market data, and which require the Company to develop its own assumptions. The fair value hierarchy of the Company’s marketable securities as of September 29, 2013 and December 30, 2012 was (in thousands):

	September 29, 2013
	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$3,506	$—	$3,506

	December 30, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$2,006	$—	$—	$2,006
Certificates of deposit	—	2,785	—	2,785

	$2,006	$2,785	$—	$4,791

Note 3—Cash and Cash Equivalents, Investments and Fair Value Measurements

Cash and cash equivalents include cash and money market securities for which quoted active prices are available. The Company considers all highly liquid investments with a maturity of 90 or fewer days at the date of purchase to be cash equivalents. The Company held money market funds of $2.0 million and $12.0 million as of December 30, 2012 and January 1, 2012, respectively. The investments in money market funds are included in cash equivalents based on their original maturity.

As of December 30, 2012, the Company’s short-term investments consisted solely of certificates of deposit. As of January 1, 2012, the Company had no short-term investments or marketable securities. During the first quarter of 2011, the Company sold its auction rate securities for $2.0 million and recognized a gain of $1.3 million. The Company invested the $2.0 million of proceeds in money market funds. Money market funds are considered cash equivalents and are included in cash and cash equivalents on the balance sheet.

The following is a summary of the Company’s investments as of December 30, 2012 (in thousands):

	Cost	Gross Unrealized Gain	Estimated Fair Value
Certificates of deposit	$2,785	$—	$2,785

There were no unrealized losses on investments aggregated by category as of December 30, 2012.

Marketable securities have been classified as available-for-sale as of the balance sheet date and have been reported at fair value with unrealized gains and losses reported as a separate component of accumulated other comprehensive income (loss) in stockholders’ equity, net of tax. Realized gains and losses and other-than-temporary declines in value, if any, on available-for-sale securities are reported in other income or expense as incurred. Estimated fair values were determined for each individual security in the investment portfolio. The declines in value of these investments are primarily related to changes in interest rates and are considered to be temporary in nature.

As of January 2, 2011, the Company had an investment portfolio consisting of auction rate securities. The Company found a market outside the auction process for its auction rate securities. The auction rate securities had a book value of $0.7 million and face value of $5.0 million. The Company reviewed the marketability of its auction rate securities and received a quoted price of $2.0 million. Accordingly, as of January 2, 2011 the Company reclassified the securities from other assets to short-term investments on the balance sheet and assigned a fair market value of $2.0 million. The Company recorded the $1.3 million difference between its book value of $0.7 million and the market value of $2.0 million as accumulated other comprehensive income on the Balance Sheet. As discussed above, on January 31, 2011 the auction rate securities were sold for $2.0 million. The Company recognized $1.3 million as a gain on sale of marketable securities in the first quarter of 2011.

Fair Value Measurements

Fair value is an exit price which represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, authoritative guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: observable inputs such as quoted prices in active markets (Level 1); inputs other than the quoted prices in active markets that are observable either directly or indirectly (Level 2); and unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions (Level 3). This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. On a recurring basis, the Company measures certain financial assets, mainly comprised of marketable securities, at fair value.

The Company’s cash and investment instruments at December 30, 2012 and January 1, 2012 are classified within Levels 1 and 2 of the fair value hierarchy, respectively. The types of Level 1 instruments, valued based on quoted market prices in active markets, include money market securities. Level 2 types of instruments consist of short-term certificates of deposit. The investments are not traded on an open market, but reside within a bank. The certificates of deposit are highly liquid and have maturities of less than one year. Due to their short-term maturities, the Company has determined that the fair value of these instruments is their face value. Level 3 types of instruments are valued based on unobservable inputs in which there is little or no market data, and which require the Company to develop its own assumptions. The fair value hierarchy of the Company’s marketable securities as of September 30, 2012 and January 1, 2012 was (in thousands):

	December 30, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$2,006	$—	$—	$2,006
Certificates of deposit	—	2,785	—	2,785

	$2,006	$2,785	$—	$4,791

	January 1, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$12,000	$—	$—	$12,000

There were no Level 3 securities during 2012 or 2011.